SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15. SUBSEQUENT EVENTS

On October 9, 2024, the Company announced that CyPath® Lung, its noninvasive test to detect early-stage lung cancer, will be added to the U.S. Federal Supply Schedule, a procurement system that provides the Veterans Health Administration (the “VHA”) and the Military Health System streamlined access to state-of-the-art healthcare products and services. The VHA, part of the U.S. Department of Veterans Affairs (“VA”), serves 9.1 million Veterans each year and is the largest integrated health care system in the country, providing care at 1,380 health care facilities, including 170 medical centers and 1,193 outpatient sites. Approximately 8,000 Veterans are diagnosed and treated for lung cancer annually, according to the VA. Veterans are at higher risk for lung cancer due to older age, smoking and environmental exposure during and after military service. The VA promotes annual lung cancer screening for high-risk individuals, which could result in a revenue stream from sales of CyPath® Lung through the Federal Supply Schedule.

On October 21, 2024, we issued (i) in a registered direct offering, 2,048,294 shares (the “Shares”) of our Common Stock, par value $0.007 per share (the “Common Stock”), and (ii) in a concurrent private placement, common warrants (the “Common Warrants”) to purchase an aggregate of 2,662,782 shares of Common Stock (the “Common Warrant Shares”), with an exercise price of $1.50, pursuant to a securities purchase agreement, dated October 18, 2024 (the “Purchase Agreement”) with institutional investors (the “Purchasers”). Such registered direct offering and concurrent private placement are collectively referred to as the “Offerings.” We received aggregate gross proceeds from the Offerings of approximately $2,662,782, before deducting placement agent fees and other offering expenses payable by us. The Shares were being offered pursuant to a shelf registration statement on Form S-3 (File No. 333-275608), which was declared effective by the SEC on November 27, 2023 (as amended from time to time, the “Registration Statement”). The Common Warrants and the Common Warrant Shares were issued in a concurrent private placement and have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) and were instead offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act and Rule 506(b) promulgated thereunder. The Common Warrants will be exercisable commencing on the effective date of stockholder approval, as may be required by the applicable rules and regulations of The Nasdaq Stock Market LLC (“Nasdaq”), for the exercise of the Common Warrants and issuance of the Common Warrant Shares issuable upon exercise of the Common Warrants (the “Stockholder Approval”) and will expire on the fifth anniversary of the date of Stockholder Approval (the “Stockholder Approval Date”). WallachBeth Capital, LLC acted as the exclusive placement agent (the “Placement Agent”) on a “reasonable best efforts” basis, in connection with the Offerings pursuant to that a placement agency agreement, dated October 18, 2024 (the “Placement Agency Agreement”), by and between us and the Placement Agent and received a cash fee of 8.0% of the aggregate gross proceeds paid to us for the securities sold in the Offerings and reimbursement of certain out-of-pocket expenses up to a maximum of $75,000, as well as warrants (“Placement Agent Warrants”) to purchase an aggregate of 61,448 shares of Common Stock (the “Placement Agent Warrant Shares”), which is equal to approximately 3.0% of the number of Shares issued in the registered direct offering, at an exercise price per share equal to $1.50.

Pursuant to the Purchase Agreement, we agreed to file a resale registration statement on Form S-1 (the “Resale Registration Statement”) to register the resale of the Common Warrant Shares as soon as practicable (and in any event within 45 calendar days following the date of the Purchase Agreement), and to use commercially reasonable efforts to have the Resale Registration Statement declared effective by the Commission and to keep such registration statement effective at all times until the Purchasers no longer owns any Common Warrants or Common Warrant Shares. The Company intends to register the Common Warrant Shares and the Placement Agent Warrant Shares on the Resale Registration Statement.

On October 30, 2024, the Company announced that the Japan Patent Office had issued a Certificate of Grant of Patent to bioAffinity Technologies for the method of predicting the likelihood of lung cancer used by the CyPath® Lung diagnostic test for early-stage lung cancer. The Japanese patent, titled “System and Method for Determining the State of Health of the Lungs,” is an important addition to bioAffinity Technologies’ patent portfolio, which includes 17 awarded U.S. and foreign patents and 30 pending patent applications related to its diagnostic platform and cancer treatment therapeutics. The Japanese patent is the first awarded for the CyPath® Lung flow cytometry test as a stand-alone assay for the detection of lung cancer.

Note 15. SUBSEQUENT EVENTS

On March 8, 2024, the Company issued to certain investors, (i) in a registered direct offering, 1,600,000 shares of the Company’s common stock and (ii) in a concurrent private placement, warrants to purchase an aggregate of 1,600,000 shares of Common Stock, with an exercise price of $1.64 (collectively, the “Transaction”), which Transaction constitutes a Dilutive Issuance under the terms of the Warrants.

Section 3(b) of the Warrants provides that in the event of a Dilutive Issuance, the Exercise Price of the Warrants shall be reduced and only reduced to equal the effective price per share of the Dilutive Issuance (the “Base Share Price”) and the number of Warrant Shares issuable thereunder shall be increased such that the aggregate Exercise Price payable pursuant to the Warrant, after taking into account the decrease in the Exercise Price, shall be equal to the aggregate Exercise Price prior to such adjustment, provided that the Base Share Price shall not be less than $3.0625 (50% of the public offering price of the Units sold in the Company’s initial public offering) (subject to adjustment for reverse and forward stock splits, recapitalizations and similar transactions).

The effect of the Transaction is such that the Exercise Price of the Warrants shall be reduced to $3.0625 per share. The new number of Warrant Shares is calculated by dividing (x) the number of Warrant Shares underlying the Warrant immediately prior to the Transaction multiplied by the Exercise Price in effect immediately prior to the Transaction, by (y) $3.0625. The calculations will be made to the nearest cent or the nearest 1/100th of a share.

As of March 8, 2024 and prior to the Transaction, there were Tradeable Warrants to purchase up to an aggregate of 1,601,258 shares of common stock outstanding and Non-Tradeable Warrants to purchase an aggregate of up to 2,704,554 shares of common stock outstanding.